Basis of Presentation and Consolidation (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 26, 2022
Basis of Presentation and Consolidation
Cash flow from operations	$ 19,000	$ (59,534)	$ (8,182)	$ 2,877	$ (13,450)
Common stock, Par Value (in dollars per shares)		$ 0.01		$ 0.00
Preferred stock, par value (in dollars per shares)		$ 0.01		$ 0.01
Riverview
Basis of Presentation and Consolidation
Number of shares issued for each unit						1
Preferred stock, par value (in dollars per shares)						$ 0.01
Riverview | Common Shares converted into Series A Common Equivalent Preferred Unit
Basis of Presentation and Consolidation
Number of shares issued for each unit						0.1086138208640
Riverview | Common Shares converted into Series B Common Equivalent Preferred Unit
Basis of Presentation and Consolidation
Number of shares issued for each unit						0.1049203474320
Riverview | Series A Preferred Shares converted into Series A Common Equivalent Preferred Unit
Basis of Presentation and Consolidation
Number of shares issued for each unit						0.1086138208740
Riverview | Series A Preferred Shares converted into Series B Common Equivalent Preferred Unit
Basis of Presentation and Consolidation
Number of shares issued for each unit						0.0919280171940
Riverview | Common Stock
Basis of Presentation and Consolidation
Number of shares issued for each unit						0.1049203474320
Common stock, Par Value (in dollars per shares)						$ 0.01